SCHEDULE OF ANTI-DILUTIVE NET LOSS PER SHARE (Details) - shares		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		65,575,576	13,301,863
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	3,751,622	10,355,527
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		19,348,954
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		17,250,000
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		725,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[2]		2,946,336
Earnout Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		24,500,000

[1]	As of March 31, 2024, there were an additional 7,148,506 restricted stock units that had vested but had not been legally settled into common stock and therefore were included in the basic net income per share. See Note 8 for additional information.
[2]	The number of shares were determined based on the conversion upon maturity provisions in the convertible promissory note agreements, dividing the conversion amount (principal plus accrued interest) by three times the estimated fair value of the Company’s common stock derived from the Company’s most recently completed convertible promissory notes valuation as of the balance sheet date.